Convertible Notes and Accrued Interest Payable (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) Notes Integer	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($)
Number of notes payable | Integer		3
Note conversion description	The notes are convertible into common stock at the discretion of the holder at four different conversion rates: $0.01 debt to 1 common share, $0.005 to 1 common share; $0.05 to 1 common share; and $0.04 to 1 common share. As at April 2, 2020, all the convertible notes payable have been amended to include that no such conversion shall result in the Holder holding in excess of 9.99% of the total issued and outstanding common stock of the Company at anytime.	All notes are non-interest bearing, unsecured and payable on demand. The notes are convertible into common stock at the discretion of the holder at five different conversion rates: $0.01 debt to 1 common share, $0.005 to 1 common share; $0.15 to 1 common share; $0.05 to 1 common share; and $0.04 to 1 common share.
Debt interest rate		12.00%	12.00%
Three Notes [Member]
Number of notes payable | Notes	3
Note conversion description	The three notes were amended to be convertible into common stock at the discretion of the Holder at $0.05 debt to 1 common share, provided that no such conversion shall result in the Holder holding in excess of 9.99% of the total issued and outstanding common stock of the Company at any time.
Note Payable Bearing Interest at 8% [Member]
Debt interest rate	8.00%	8.00%	8.00%
Accrued interest on note	$ 1,000	$ 2,000	$ 2,000
Note Payable Bearing Interest at 5% [Member]
Debt interest rate	5.00%	5.00%	5.00%
Accrued interest on note	$ 540	$ 1,141	$ 1,143
Note Payable Bearing Interest at 12% [Member]
Debt interest rate	12.00%	12.00%	12.00%
Accrued interest on note	$ 1,496	$ 3,000	$ 2,992
Two Convertible Notes Payable [Member]
Debtinstrument convertible percentage	10.00%
Debt instrument convertible trading days | Integer	30